Condensed Consolidated Interim Statements of Comprehensive Income (Unaudited) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Profit or loss [abstract]
Revenues	$ 71,608	$ 71,036	$ 254,764	$ 208,774
Cost of sales
Operating expenses	(53,360)	(42,104)	(160,681)	(127,314)
Royalties	(3,916)	(3,402)	(14,361)	(13,324)
Depreciation and depletion	(16,982)	(15,937)	(61,594)	(41,856)
Impairment reversal (charges)		2,692	4,992	(67,043)
Earnings (loss) from mine operations	(2,650)	12,285	23,120	(40,763)
Exploration expenses	(4,178)	(12,223)	(13,955)	(40,545)
Administrative expenses	(13,566)	(5,551)	(28,020)	(16,220)
Finance income	242	635	872	1,350
Finance costs	(519)	(486)	(1,557)	(1,458)
Income (loss) before taxes	(20,671)	(5,340)	(19,540)	(97,636)
Income tax (expense) recovery	801	(3,049)	(9,077)	(4,082)
Net loss and comprehensive loss	(19,870)	(8,389)	(28,617)	(101,718)
Net income (loss) and comprehensive income (loss) attributable to:
Nevsun shareholders	(18,670)	(11,564)	(32,539)	(81,001)
Non-controlling interest	(1,200)	3,175	3,922	(20,717)
Net loss and comprehensive loss	$ (19,870)	$ (8,389)	$ (28,617)	$ (101,718)
Loss per share attributable to Nevsun shareholders
Basic	$ (0.06)	$ (0.04)	$ (0.11)	$ (0.27)
Diluted	$ (0.06)	$ (0.04)	$ (0.11)	$ (0.27)